Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total deferred income taxes not recognized from temporary differences and unused tax losses as future utilization is not considered probable	$ 423,323	$ 406,165
Property, plant and equipment [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	41,892	36,709
U.S. tax losses (no expiry) [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	165,649	191,790
Provisions and other [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	72,190	72,283
Deferred Mexican mining royalty [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	629	348
Mexican tax losses (expiring in 2025 - 2031) [Member]
Statement [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	33,999	32,112
Canadian tax losses (expiring in 2034 - 2042) [Member]
Statement [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	37,103	31,892
U.S. tax losses (expiring in 2025 - 2037) [Member]
Statement [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	31,957	31,957
Inventories [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 39,904	$ 9,074